AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 13.7%
Bright Horizons Family Solutions, Inc.*	78,265	$8,872,120
Burlington Stores, Inc.*	37,734	8,761,457
Carter's, Inc.	44,238	3,746,074
Cavco Industries, Inc.*	33,713	13,453,510
Churchill Downs, Inc.	43,750	5,414,062
Dorman Products, Inc.*	73,456	7,080,424
Five Below, Inc.*	43,511	7,892,025
Gentherm, Inc.*	83,469	4,806,145
Grand Canyon Education, Inc.*	40,071	5,458,071
Group 1 Automotive, Inc.	19,259	5,628,058
Polaris, Inc.	63,064	6,313,968
Texas Roadhouse, Inc.	89,755	13,864,455
Tri Pointe Homes, Inc.*	91,295	3,529,465
Vail Resorts, Inc.	22,957	5,115,508

Total Consumer Discretionary		99,935,342
Consumer Staples - 4.7%
BJ's Wholesale Club Holdings, Inc.*	181,334	13,717,917
Lancaster Colony Corp.	43,259	8,981,866
Performance Food Group Co.*	158,288	11,814,616

Total Consumer Staples		34,514,399
Energy - 4.2%
ChampionX Corp.	125,771	4,513,921
Magnolia Oil & Gas Corp., Class A1	256,651	6,660,094
Matador Resources Co.	107,520	7,179,110
Ovintiv, Inc.	153,450	7,964,055
SM Energy Co.	90,976	4,535,154

Total Energy		30,852,334
Financials - 10.8%
Atlantic Union Bankshares Corp.	183,606	6,483,128
Glacier Bancorp, Inc.	122,315	4,926,848
Kinsale Capital Group, Inc.	26,265	13,782,296
MarketAxess Holdings, Inc.	18,121	3,973,029
Pinnacle Financial Partners, Inc.	123,133	10,574,662
Piper Sandler Cos.	58,469	11,605,512
Stifel Financial Corp.	92,778	7,252,456
Voya Financial, Inc.	162,867	12,039,129
Wintrust Financial Corp.	82,647	8,627,520

Total Financials		79,264,580
Health Care - 13.4%
Acadia Healthcare Co., Inc.*	91,145	7,220,507
Azenta, Inc.*	127,608	7,692,210
	Shares	Value

Bio-Rad Laboratories, Inc., Class A*	20,987	$7,258,774
Globus Medical, Inc., Class A*	144,571	7,754,788
Halozyme Therapeutics, Inc.*	157,650	6,413,202
Hologic, Inc.*	134,302	10,470,184
Integer Holdings Corp.*	91,875	10,719,975
Intra-Cellular Therapies, Inc.*	131,673	9,111,772
Jazz Pharmaceuticals PLC*	59,904	7,213,640
Neurocrine Biosciences, Inc.*	76,559	10,559,017
Tandem Diabetes Care, Inc.*	214,403	7,592,010
Vericel Corp.*	123,687	6,434,198

Total Health Care		98,440,277
Industrials - 24.5%
API Group Corp.*	198,867	7,809,507
Atkore, Inc.	58,943	11,220,389
Booz Allen Hamilton Holding Corp.	62,210	9,234,452
Chart Industries, Inc.*	38,289	6,306,964
Columbus McKinnon Corp.	168,731	7,530,465
Comfort Systems USA, Inc.	47,847	15,201,470
Exponent, Inc.	74,416	6,153,459
Federal Signal Corp.	124,215	10,542,127
Gates Industrial Corp. PLC*	505,401	8,950,652
Gibraltar Industries, Inc.*	97,015	7,812,618
Hexcel Corp.	110,475	8,048,104
IDEX Corp.	50,922	12,425,986
ITT, Inc.	72,392	9,847,484
Lincoln Electric Holdings, Inc.	35,837	9,154,203
Nordson Corp.	44,050	12,093,487
Paylocity Holding Corp.*	49,290	8,470,979
RBC Bearings, Inc.*	34,919	9,440,352
Schneider National, Inc., Class B	203,577	4,608,983
SiteOne Landscape Supply, Inc.*	40,530	7,074,512
The Toro Co.	77,466	7,098,210

Total Industrials		179,024,403
Information Technology - 14.2%
CCC Intelligent Solutions Holdings, Inc.*	921,699	11,023,520
Cognex Corp.	214,557	9,101,508
CyberArk Software, Ltd. (Israel)*	51,324	13,633,194
Entegris, Inc.	93,509	13,141,755
Globant SA (Uruguay)*	48,133	9,718,053
MACOM Technology Solutions Holdings, Inc.*	74,144	7,091,132
Manhattan Associates, Inc.*	49,388	12,358,359
Procore Technologies, Inc.*	106,445	8,746,586
Rapid7, Inc.*	91,206	4,472,742

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 14.2% (continued)
Silicon Laboratories, Inc.*	50,323	$7,232,421
Zebra Technologies Corp., Class A*	25,441	7,668,935

Total Information Technology		104,188,205
Materials - 6.8%
AptarGroup, Inc.	37,051	5,331,268
Eagle Materials, Inc.	54,633	14,846,518
Element Solutions, Inc.	412,793	10,311,569
Quaker Chemical Corp.	45,806	9,401,682
RPM International, Inc.	82,543	9,818,490

Total Materials		49,709,527
Real Estate - 4.5%
Agree Realty Corp., REIT [1]	98,870	5,647,455
Easterly Government Properties, Inc., REIT [1]	392,562	4,518,389
EastGroup Properties, Inc., REIT	39,625	7,123,386
Healthpeak Properties, Inc., REIT	167,411	3,138,956
National Storage Affiliates Trust, REIT	115,169	4,510,018
Sun Communities, Inc., REIT	59,702	7,676,483

Total Real Estate		32,614,687
Utilities - 1.7%
IDACORP, Inc.	70,476	6,546,516
Portland General Electric Co.	146,824	6,166,608

Total Utilities		12,713,124

Total Common Stocks (Cost $555,636,579)		721,256,878

Principal Amount
Short-Term Investments - 1.7%
Joint Repurchase Agreements - 0.3%[2]
Daiwa Capital Markets America, dated 03/28/24, due 04/01/24, 5.360% total to be received $1,000,596 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.000%, 05/31/24 - 04/01/54, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $974,241 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 04/04/24 - 03/01/54, totaling $993,137)	$973,664	$973,664

Total Joint Repurchase Agreements		1,973,664
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $4,466,554 (collateralized by a U.S. Treasury, 3.875%, 08/15/33, totaling $4,553,361)	4,464,000	4,464,000
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $6,245,572 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $6,366,887)	6,242,000	6,242,000

Total Repurchase Agreements		10,706,000

Total Short-Term Investments (Cost $12,679,664)		12,679,664
Total Investments - 100.2% (Cost $568,316,243)		733,936,542
Other Assets, less Liabilities - (0.2)%		(1,544,962)
Net Assets - 100.0%		$732,391,580

*	Non-income producing security.
[1]	Some of these securities, amounting to $12,699,941 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$721,256,878	—	—	$721,256,878
Short-Term Investments
Joint Repurchase Agreements	—	$1,973,664	—	1,973,664
Repurchase Agreements	—	10,706,000	—	10,706,000
Total Investments in Securities	$721,256,878	$12,679,664	—	$733,936,542

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,699,941	$1,973,664	$10,856,825	$12,830,489
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.000%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.